Revenue: - Significant customer (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total sales | Customer concentration | Significant customer
Revenue:
Concentration risk percentage	74.00%	73.00%	46.00%